FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.4%
	Aerospace & Defense — 1.5%
179,151	General Dynamics Corp. (a)	$55,825,243
	Air Freight & Logistics — 3.2%
545,667	C.H. Robinson Worldwide, Inc. (a)	62,926,318
481,825	Expeditors International of Washington, Inc. (a)	56,007,338
		118,933,656
	Beverages — 4.3%
1,807,268	Brown-Forman Corp., Class B (a)	52,139,682
814,709	Coca-Cola (The) Co. (a)	55,310,594
389,568	PepsiCo, Inc. (a)	53,729,218
		161,179,494
	Biotechnology — 1.5%
295,008	AbbVie, Inc. (a)	55,762,412
	Building Products — 1.4%
761,380	A.O. Smith Corp. (a)	53,898,090
	Capital Markets — 5.8%
133,575	FactSet Research Systems, Inc. (a)	53,817,367
2,277,363	Franklin Resources, Inc. (a)	54,656,712
106,050	S&P Global, Inc. (a)	58,444,155
523,395	T. Rowe Price Group, Inc. (a)	53,098,423
		220,016,657
	Chemicals — 8.4%
189,410	Air Products and Chemicals, Inc. (a)	54,527,351
668,762	Albemarle Corp. (a)	45,375,502
208,637	Ecolab, Inc. (a)	54,612,821
119,401	Linde PLC (a)	54,955,504
489,449	PPG Industries, Inc. (a)	51,636,869
165,475	Sherwin-Williams (The) Co. (a)	54,752,368
		315,860,415
	Commercial Services & Supplies — 1.5%
252,586	Cintas Corp. (a)	56,213,014
	Consumer Staples Distribution & Retail — 4.4%
704,939	Sysco Corp. (a)	56,113,144
532,002	Target Corp. (a)	53,466,201
582,779	Walmart, Inc. (a)	57,100,687
		166,680,032
	Containers & Packaging — 1.4%
5,768,075	Amcor PLC (a)	53,931,501
	Distributors — 1.4%
422,614	Genuine Parts Co. (a)	54,466,492
	Electric Utilities — 3.0%
847,710	Eversource Energy (a)	56,033,631
782,221	NextEra Energy, Inc. (a)	55,584,624
		111,618,255
	Electrical Equipment — 1.5%
383,438	Emerson Electric Co. (a)	55,794,063
	Food Products — 5.8%
1,014,350	Archer-Daniels-Midland Co. (a)	54,957,483

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,921,379	Hormel Foods Corp. (a)	$53,971,536
518,192	J.M. Smucker (The) Co. (a)	55,622,730
787,913	McCormick & Co., Inc. (a)	55,650,295
		220,202,044
	Gas Utilities — 1.5%
356,962	Atmos Energy Corp. (a)	55,657,515
	Health Care Equipment & Supplies — 4.4%
448,077	Abbott Laboratories (a)	56,542,837
306,575	Becton Dickinson & Co. (a)	54,646,994
609,797	Medtronic PLC (a)	55,028,081
		166,217,912
	Health Care Providers & Services — 1.5%
355,676	Cardinal Health, Inc. (a)	55,208,029
	Hotels, Restaurants & Leisure — 1.5%
191,172	McDonald’s Corp. (a)	57,364,982
	Household Products — 7.2%
578,705	Church & Dwight Co., Inc. (a)	54,265,168
428,370	Clorox (The) Co. (a)	53,786,137
636,477	Colgate-Palmolive Co. (a)	53,368,596
440,676	Kimberly-Clark Corp. (a)	54,917,043
354,489	Procter & Gamble (The) Co. (a)	53,339,960
		269,676,904
	Insurance — 7.2%
549,501	Aflac, Inc. (a)	54,598,419
547,737	Brown & Brown, Inc. (a)	50,046,730
208,366	Chubb Ltd. (a)	55,433,691
380,716	Cincinnati Financial Corp. (a)	56,159,417
153,421	Erie Indemnity Co., Class A (a)	54,654,697
		270,892,954
	IT Services — 1.4%
216,101	International Business Machines Corp. (a)	54,705,968
	Life Sciences Tools & Services — 1.3%
201,707	West Pharmaceutical Services, Inc. (a)	48,260,417
	Machinery — 8.8%
131,068	Caterpillar, Inc. (a)	57,410,405
301,647	Dover Corp. (a)	54,640,338
215,011	Illinois Tool Works, Inc. (a)	55,036,366
256,885	Nordson Corp. (a)	55,027,336
547,364	Pentair PLC (a)	55,940,601
774,473	Stanley Black & Decker, Inc. (a)	52,393,098
		330,448,144
	Metals & Mining — 1.5%
398,051	Nucor Corp. (a)	56,949,157
	Multi-Utilities — 1.5%
551,655	Consolidated Edison, Inc. (a)	57,096,293

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 3.0%
361,268	Chevron Corp. (a)	$54,782,680
508,136	Exxon Mobil Corp. (a)	56,728,303
		111,510,983
	Personal Care Products — 1.4%
2,502,063	Kenvue, Inc. (a)	53,644,231
	Pharmaceuticals — 1.4%
332,015	Johnson & Johnson (a)	54,696,151
	Professional Services — 1.5%
183,831	Automatic Data Processing, Inc. (a)	56,895,695
	Residential REITs — 1.4%
195,875	Essex Property Trust, Inc. (a)	50,962,758
	Retail REITs — 2.9%
594,408	Federal Realty Investment Trust (a)	54,780,641
970,293	Realty Income Corp. (a)	54,462,546
		109,243,187
	Software — 1.5%
100,464	Roper Technologies, Inc. (a)	55,295,386
	Specialty Retail — 1.5%
249,585	Lowe’s Cos., Inc. (a)	55,799,718
	Trading Companies & Distributors — 2.9%
1,174,555	Fastenal Co. (a)	54,182,222
53,503	W.W. Grainger, Inc. (a)	55,618,509
		109,800,731
	Total Common Stocks	3,780,708,483
	(Cost $3,674,326,002)
MONEY MARKET FUNDS — 0.1%
5,228,347	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (b)	5,228,347
	(Cost $5,228,347)
	Total Investments — 100.5%	3,785,936,830
	(Cost $3,679,554,349)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.5)%
(1,583)	A.O. Smith Corp.	$(11,206,057)	$70.00	08/15/25	(284,940)
(778)	Abbott Laboratories	(9,817,582)	125.00	08/15/25	(346,210)
(570)	AbbVie, Inc.	(10,774,140)	190.00	08/15/25	(205,200)
(932)	Aflac, Inc.	(9,260,352)	100.00	08/15/25	(217,156)
(382)	Air Products and Chemicals, Inc.	(10,997,016)	300.00	08/15/25	(61,884)
(1,815)	Albemarle Corp.	(12,314,775)	75.00	08/15/25	(177,870)
(10,610)	Amcor PLC	(9,920,350)	9.00	08/15/25	(572,940)
(2,099)	Archer-Daniels-Midland Co.	(11,372,382)	55.00	08/15/25	(262,375)
(633)	Atmos Energy Corp.	(9,869,736)	155.00	08/15/25	(148,755)
(344)	Automatic Data Processing, Inc.	(10,646,800)	300.00	08/15/25	(531,136)
(499)	Becton Dickinson & Co.	(8,894,675)	180.00	08/15/25	(354,290)
(855)	Brown & Brown, Inc. (c)	(7,812,135)	105.00	08/15/25	(8,550)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(2,921)	Brown-Forman Corp.	$(8,427,085)	$30.00	08/15/25	$(75,946)
(1,115)	C.H. Robinson Worldwide, Inc.	(12,858,180)	97.50	08/15/25	(1,884,350)
(751)	Cardinal Health, Inc.	(11,657,022)	160.00	08/15/25	(168,975)
(341)	Caterpillar, Inc.	(14,936,482)	410.00	08/15/25	(1,147,124)
(739)	Chevron Corp.	(11,206,196)	150.00	08/15/25	(295,600)
(355)	Chubb Ltd.	(9,444,420)	275.00	08/15/25	(31,595)
(989)	Church & Dwight Co., Inc.	(9,273,853)	95.00	08/15/25	(187,910)
(753)	Cincinnati Financial Corp.	(11,107,503)	150.00	08/15/25	(146,835)
(486)	Cintas Corp.	(10,815,930)	220.00	08/15/25	(272,160)
(726)	Clorox (The) Co.	(9,115,656)	130.00	08/15/25	(156,090)
(1,378)	Coca-Cola (The) Co.	(9,355,242)	70.00	08/15/25	(31,694)
(1,076)	Colgate-Palmolive Co.	(9,022,260)	85.00	08/15/25	(144,184)
(898)	Consolidated Edison, Inc.	(9,294,300)	100.00	08/15/25	(368,180)
(607)	Dover Corp.	(10,995,198)	190.00	08/15/25	(39,455)
(424)	Ecolab, Inc.	(11,098,624)	270.00	08/15/25	(80,984)
(999)	Emerson Electric Co.	(14,536,449)	145.00	08/15/25	(419,580)
(245)	Erie Indemnity Co.	(8,727,880)	350.00	08/15/25	(356,475)
(365)	Essex Property Trust, Inc.	(9,496,570)	290.00	08/15/25	(6,205)
(1,743)	Eversource Energy	(11,521,230)	65.00	08/15/25	(322,455)
(943)	Expeditors International of Washington, Inc.	(10,961,432)	110.00	08/15/25	(688,390)
(941)	Exxon Mobil Corp.	(10,505,324)	110.00	08/15/25	(315,235)
(237)	FactSet Research Systems, Inc.	(9,548,730)	430.00	08/15/25	(17,775)
(2,512)	Fastenal Co.	(11,587,856)	46.25	08/15/25	(208,496)
(1,067)	Federal Realty Investment Trust	(9,833,472)	95.00	08/15/25	(85,360)
(5,492)	Franklin Resources, Inc.	(13,180,800)	25.00	08/15/25	(192,220)
(380)	General Dynamics Corp.	(11,841,180)	300.00	08/15/25	(471,200)
(870)	Genuine Parts Co.	(11,212,560)	120.00	08/15/25	(865,650)
(3,278)	Hormel Foods Corp.	(9,207,902)	29.00	08/15/25	(65,560)
(427)	Illinois Tool Works, Inc.	(10,929,919)	250.00	08/15/25	(341,600)
(411)	International Business Machines Corp.	(10,404,465)	285.00	08/15/25	(5,343)
(859)	J.M. Smucker (The) Co.	(9,220,506)	105.00	08/15/25	(307,522)
(650)	Johnson & Johnson	(10,708,100)	165.00	08/15/25	(141,050)
(4,403)	Kenvue, Inc.	(9,440,032)	22.00	08/15/25	(242,165)
(757)	Kimberly-Clark Corp.	(9,433,734)	125.00	08/15/25	(239,969)
(225)	Linde PLC	(10,355,850)	465.00	08/15/25	(176,175)
(464)	Lowe’s Cos., Inc.	(10,373,648)	220.00	08/15/25	(322,944)
(1,319)	McCormick & Co., Inc.	(9,316,097)	70.00	08/15/25	(296,775)
(317)	McDonald’s Corp.	(9,512,219)	295.00	08/15/25	(329,680)
(1,206)	Medtronic PLC	(10,882,944)	90.00	08/15/25	(205,020)
(1,501)	NextEra Energy, Inc.	(10,666,106)	75.00	08/15/25	(46,531)
(547)	Nordson Corp. (c) (d)	(11,717,287)	220.00	08/15/25	(90,255)
(902)	Nucor Corp.	(12,904,914)	140.00	08/15/25	(538,494)
(1,151)	Pentair PLC	(11,763,220)	105.00	08/15/25	(86,325)
(710)	PepsiCo, Inc.	(9,792,320)	145.00	08/15/25	(31,950)
(992)	PPG Industries, Inc.	(10,465,600)	115.00	08/15/25	(9,920)
(609)	Procter & Gamble (The) Co.	(9,163,623)	155.00	08/15/25	(42,630)
(1,740)	Realty Income Corp.	(9,766,620)	57.50	08/15/25	(52,200)
(183)	Roper Technologies, Inc.	(10,072,320)	540.00	08/15/25	(293,715)
(215)	S&P Global, Inc.	(11,848,650)	520.00	08/15/25	(704,125)
(305)	Sherwin-Williams (The) Co.	(10,091,840)	340.00	08/15/25	(61,000)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(1,708)	Stanley Black & Decker, Inc.	$(11,554,620)	$70.00	08/15/25	$(193,004)
(1,386)	Sysco Corp.	(11,032,560)	77.50	08/15/25	(347,886)
(1,166)	T. Rowe Price Group, Inc.	(11,829,070)	105.00	08/15/25	(139,920)
(1,096)	Target Corp.	(11,014,800)	105.00	08/15/25	(121,656)
(102)	W.W. Grainger, Inc.	(10,603,308)	1,020.00	08/15/25	(369,750)
(1,064)	Walmart, Inc.	(10,425,072)	95.00	08/15/25	(388,360)
(463)	West Pharmaceutical Services, Inc.	(11,077,738)	210.00	08/15/25	(1,347,330)
	Total Written Options				(19,690,283)
	(Premiums received $21,664,956)
	Net Other Assets and Liabilities — 0.0%				605,420
	Net Assets — 100.0%				$3,766,851,967

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2025, the value of these securities amounts to $730,022,518.
(b)	Rate shown reflects yield as of July 31, 2025.
(c)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, investments noted as such are valued at $(98,805) or (0.0)% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,780,708,483	$3,780,708,483	$—	$—
Money Market Funds	5,228,347	5,228,347	—	—
Total Investments	$3,785,936,830	$3,785,936,830	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,690,283)	$(16,216,318)	$(3,383,710)	$(90,255)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.7%
6,606	Curtiss-Wright Corp. (a)	$3,238,393
24,288	Woodward, Inc. (a)	6,243,959
		9,482,352
	Air Freight & Logistics — 0.3%
45,954	Hub Group, Inc., Class A (a)	1,609,309
	Automobile Components — 0.6%
11,739	Lear Corp. (a)	1,106,870
43,718	Phinia, Inc. (a)	2,216,503
		3,323,373
	Banks — 14.6%
97,902	Bank OZK (a)	4,826,569
12,298	BOK Financial Corp. (a)	1,248,616
136,206	Cadence Bank (a)	4,746,779
24,258	Cathay General Bancorp (a)	1,096,947
35,399	Commerce Bancshares, Inc. (a)	2,166,419
35,272	Cullen/Frost Bankers, Inc. (a)	4,494,006
48,091	East West Bancorp, Inc. (a)	4,821,123
127,471	Eastern Bankshares, Inc. (a)	1,969,427
80,659	Enterprise Financial Services Corp. (a)	4,451,570
222,959	First BanCorp (a)	4,644,236
526	First Citizens BancShares, Inc., Class A	1,049,244
125,906	First Commonwealth Financial Corp. (a)	2,078,708
178,281	Fulton Financial Corp. (a)	3,200,144
40,565	Hancock Whitney Corp. (a)	2,422,542
77,911	Home BancShares, Inc. (a)	2,193,974
279,464	Huntington Bancshares, Inc. (a)	4,591,593
35,745	Independent Bank Corp. (a)	2,271,595
68,375	International Bancshares Corp. (a)	4,661,807
25,219	National Bank Holdings Corp., Class A (a)	934,616
29,486	Nicolet Bankshares, Inc. (a)	3,803,694
103,926	OFG Bancorp (a)	4,429,326
15,610	ServisFirst Bancshares, Inc. (a)	1,227,726
46,052	SouthState Corp. (a)	4,336,717
21,264	UMB Financial Corp. (a)	2,338,827
32,917	WaFd, Inc. (a)	958,049
37,131	Wintrust Financial Corp. (a)	4,752,025
		79,716,279
	Beverages — 0.7%
35,103	Coca-Cola Consolidated, Inc. (a)	3,922,760
	Broadline Retail — 1.0%
8,707	Dillard’s, Inc., Class A (a)	4,065,559
18,053	eBay, Inc. (a)	1,656,363
		5,721,922
	Building Products — 5.1%
63,575	A.O. Smith Corp. (a)	4,500,474
36,181	Advanced Drainage Systems, Inc. (a)	4,151,770
16,236	Allegion PLC (a)	2,693,877
8,394	Carlisle Cos., Inc. (a)	2,977,436
7,404	CSW Industrials, Inc. (a)	1,921,190

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
1,832	Lennox International, Inc. (a)	$1,115,688
26,392	Simpson Manufacturing Co., Inc. (a)	4,735,516
60,622	Tecnoglass, Inc. (a)	4,730,335
8,774	UFP Industries, Inc. (a)	859,852
		27,686,138
	Capital Markets — 4.2%
21,078	Cboe Global Markets, Inc. (a)	5,080,641
68,959	Interactive Brokers Group, Inc., Class A (a)	4,520,952
43,431	Northern Trust Corp. (a)	5,646,030
14,247	Raymond James Financial, Inc. (a)	2,381,101
57,763	SEI Investments Co. (a)	5,090,076
		22,718,800
	Chemicals — 1.7%
6,673	Balchem Corp. (a)	1,017,432
39,895	CF Industries Holdings, Inc. (a)	3,703,453
54,330	Element Solutions, Inc. (a)	1,282,188
19,410	Innospec, Inc. (a)	1,550,859
30,820	Minerals Technologies, Inc. (a)	1,792,183
		9,346,115
	Commercial Services & Supplies — 2.0%
31,883	Brady Corp., Class A (a)	2,249,983
25,889	Brink’s (The) Co. (a)	2,261,145
20,802	MSA Safety, Inc. (a)	3,700,052
11,291	UniFirst Corp. (a)	1,931,100
9,491	Veralto Corp. (a)	994,942
		11,137,222
	Construction & Engineering — 3.7%
42,556	AECOM (a)	4,797,764
10,928	Comfort Systems USA, Inc. (a)	7,685,662
10,232	EMCOR Group, Inc. (a)	6,420,478
16,113	Primoris Services Corp. (a)	1,517,361
		20,421,265
	Construction Materials — 0.2%
11,298	United States Lime & Minerals, Inc. (a)	1,125,055
	Consumer Finance — 0.9%
35,884	SLM Corp. (a)	1,141,111
57,253	Synchrony Financial (a)	3,988,817
		5,129,928
	Consumer Staples Distribution & Retail — 1.8%
104,668	Andersons (The), Inc. (a)	3,759,674
48,432	PriceSmart, Inc. (a)	5,206,440
14,914	Weis Markets, Inc. (a)	1,079,923
		10,046,037
	Containers & Packaging — 0.5%
15,113	Packaging Corp. of America (a)	2,928,144
	Diversified Consumer Services — 2.2%
2,334	Graham Holdings Co., Class B (a)	2,227,056
37,255	H&R Block, Inc. (a)	2,024,437

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
121,238	OneSpaWorld Holdings Ltd. (a)	$2,681,785
168,657	Perdoceo Education Corp. (a)	4,853,948
		11,787,226
	Diversified Telecommunication Services — 0.2%
18,862	IDT Corp., Class B (a)	1,111,160
	Electric Utilities — 0.6%
43,821	Otter Tail Corp. (a)	3,382,105
	Electrical Equipment — 2.0%
4,465	Acuity, Inc. (a)	1,390,178
24,200	Atkore, Inc. (a)	1,863,884
47,754	EnerSys (a)	4,411,037
13,221	Powell Industries, Inc. (a)	3,134,699
		10,799,798
	Electronic Equipment, Instruments & Components — 0.8%
109,361	Benchmark Electronics, Inc. (a)	4,210,399
	Energy Equipment & Services — 2.0%
84,801	Cactus, Inc., Class A (a)	3,587,930
305,984	NOV, Inc. (a)	3,849,279
59,095	Weatherford International PLC (a)	3,341,822
		10,779,031
	Financial Services — 3.3%
36,105	Corebridge Financial, Inc. (a)	1,283,894
32,811	Enact Holdings, Inc. (a)	1,140,510
45,159	Equitable Holdings, Inc. (a)	2,318,915
56,594	Essent Group Ltd. (a)	3,168,698
11,866	Jackson Financial, Inc., Class A (a)	1,038,987
176,579	MGIC Investment Corp. (a)	4,573,396
130,706	Radian Group, Inc. (a)	4,262,323
		17,786,723
	Food Products — 2.7%
51,468	Cal-Maine Foods, Inc. (a)	5,720,154
32,921	Ingredion, Inc. (a)	4,330,428
25,438	Marzetti (The) Company (a)	4,521,859
		14,572,441
	Health Care Equipment & Supplies — 0.6%
37,399	LeMaitre Vascular, Inc. (a)	3,038,295
	Health Care Providers & Services — 1.8%
18,374	Cardinal Health, Inc. (a)	2,852,012
7,784	Chemed Corp. (a)	3,209,343
23,827	Ensign Group (The), Inc. (a)	3,574,050
		9,635,405
	Hotels, Restaurants & Leisure — 0.5%
5,991	Texas Roadhouse, Inc. (a)	1,109,114
4,702	Wingstop, Inc. (a)	1,774,253
		2,883,367
	Household Durables — 3.1%
23,784	Installed Building Products, Inc. (a)	4,811,265

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
30,845	KB Home (a)	$1,704,495
105,029	La-Z-Boy, Inc. (a)	3,777,893
38,603	Meritage Homes Corp. (a)	2,599,526
11,855	PulteGroup, Inc. (a)	1,338,667
24,585	Toll Brothers, Inc. (a)	2,909,880
		17,141,726
	Household Products — 0.3%
14,251	Spectrum Brands Holdings, Inc. (a)	762,571
4,767	WD-40 Co. (a)	1,022,045
		1,784,616
	Insurance — 8.6%
21,765	Assurant, Inc. (a)	4,076,584
52,609	Assured Guaranty Ltd. (a)	4,449,669
48,883	Axis Capital Holdings Ltd. (a)	4,587,181
10,148	Brown & Brown, Inc. (a)	927,223
7,529	Cincinnati Financial Corp. (a)	1,110,603
57,029	CNO Financial Group, Inc. (a)	2,100,948
22,564	Employers Holdings, Inc. (a)	931,442
5,826	Everest Group Ltd. (a)	1,956,371
13,074	Hanover Insurance Group (The), Inc. (a)	2,243,891
16,840	Kemper Corp. (a)	1,037,175
96,599	Lincoln National Corp. (a)	3,681,388
16,133	Primerica, Inc. (a)	4,285,409
12,400	Principal Financial Group, Inc. (a)	965,092
21,261	Reinsurance Group of America, Inc. (a)	4,091,679
4,207	RenaissanceRe Holdings Ltd. (a)	1,025,414
62,517	Unum Group (a)	4,489,346
70,049	W.R. Berkley Corp. (a)	4,820,072
		46,779,487
	Machinery — 11.3%
23,955	Alamo Group, Inc. (a)	5,331,904
43,732	Allison Transmission Holdings, Inc. (a)	3,938,941
59,980	Atmus Filtration Technologies, Inc. (a)	2,333,822
62,771	Donaldson Co., Inc. (a)	4,517,629
5,557	Dover Corp. (a)	1,006,595
9,445	Esab Corp. (a)	1,267,236
25,936	Federal Signal Corp. (a)	3,282,719
45,645	Franklin Electric Co., Inc. (a)	4,288,348
52,422	Graco, Inc. (a)	4,402,400
22,491	IDEX Corp. (a)	3,677,503
30,910	ITT, Inc. (a)	5,253,464
16,850	Lincoln Electric Holdings, Inc. (a)	4,102,975
58,267	Mueller Industries, Inc. (a)	4,974,254
13,870	Snap-on, Inc. (a)	4,454,905
13,625	Tennant Co. (a)	1,124,607
40,777	Terex Corp. (a)	2,073,918
20,947	Watts Water Technologies, Inc., Class A (a)	5,494,817
		61,526,037

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine Transportation — 0.2%
7,720	Matson, Inc. (a)	$824,342
	Media — 1.8%
65,853	Fox Corp., Class A (a)	3,671,963
84,899	New York Times (The) Co., Class A (a)	4,405,409
22,111	Omnicom Group, Inc. (a)	1,593,098
		9,670,470
	Metals & Mining — 1.7%
39,430	Commercial Metals Co. (a)	2,044,840
3,722	Reliance, Inc. (a)	1,079,864
14,033	Royal Gold, Inc. (a)	2,124,877
8,930	Steel Dynamics, Inc. (a)	1,139,111
57,451	Warrior Met Coal, Inc. (a)	2,951,832
		9,340,524
	Oil, Gas & Consumable Fuels — 1.9%
16,764	Core Natural Resources, Inc. (a)	1,237,351
88,920	Coterra Energy, Inc. (a)	2,168,759
21,713	HF Sinclair Corp. (a)	954,069
85,073	Magnolia Oil & Gas Corp., Class A (a)	2,026,439
50,028	SM Energy Co. (a)	1,380,272
768	Texas Pacific Land Corp. (a)	743,524
78,659	World Kinect Corp. (a)	2,145,031
		10,655,445
	Paper & Forest Products — 0.1%
13,047	Sylvamo Corp. (a)	601,075
	Personal Care Products — 0.7%
33,504	Interparfums, Inc. (a)	4,040,582
	Professional Services — 4.3%
17,168	CSG Systems International, Inc. (a)	1,072,313
15,217	Exponent, Inc. (a)	1,049,364
101,006	Genpact Ltd. (a)	4,449,314
11,358	Insperity, Inc. (a)	676,710
33,415	Jacobs Solutions, Inc. (a)	4,740,586
14,611	Korn Ferry (a)	1,035,482
7,281	Leidos Holdings, Inc. (a)	1,162,412
21,256	Paycom Software, Inc. (a)	4,921,614
23,261	TriNet Group, Inc. (a)	1,577,329
36,993	UL Solutions, Inc., Class A (a)	2,704,928
		23,390,052
	Semiconductors & Semiconductor Equipment — 0.7%
28,110	Universal Display Corp. (a)	4,059,084
	Software — 2.5%
175,119	Clear Secure, Inc., Class A (a)	5,150,250
29,162	Dolby Laboratories, Inc., Class A (a)	2,197,065
24,356	InterDigital, Inc. (a)	6,288,719
		13,636,034
	Specialty Retail — 2.2%
25,465	Buckle (The), Inc. (a)	1,257,207
21,690	Dick’s Sporting Goods, Inc. (a)	4,587,652

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
27,798	Williams-Sonoma, Inc. (a)	$5,199,616
2,732	Winmark Corp. (a)	1,031,111
		12,075,586
	Technology Hardware, Storage & Peripherals — 0.6%
55,096	Hewlett Packard Enterprise Co. (a)	1,139,936
20,554	NetApp, Inc. (a)	2,140,288
		3,280,224
	Textiles, Apparel & Luxury Goods — 3.3%
61,273	Kontoor Brands, Inc. (a)	3,410,455
19,697	Ralph Lauren Corp. (a)	5,884,479
83,733	Steven Madden Ltd. (a)	2,010,010
60,163	Tapestry, Inc. (a)	6,499,409
		17,804,353
	Trading Companies & Distributors — 0.9%
19,114	Applied Industrial Technologies, Inc. (a)	5,189,451
	Total Common Stocks	546,099,737
	(Cost $513,543,587)
MONEY MARKET FUNDS — 0.1%
600,504	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (b)	600,504
	(Cost $600,504)
	Total Investments — 100.0%	546,700,241
	(Cost $514,144,091)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(299)	Russell 2000® Index	$(66,128,305)	$2,260.00	08/01/25	(38,870)
	(Premiums received $824,776)
	Net Other Assets and Liabilities — 0.0%				96,632
	Net Assets — 100.0%				$546,758,003

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2025, the value of these securities amounts to $18,868,378.
(b)	Rate shown reflects yield as of July 31, 2025.

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$546,099,737	$546,099,737	$—	$—
Money Market Funds	600,504	600,504	—	—
Total Investments	$546,700,241	$546,700,241	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(38,870)	$(38,870)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 4.4%
32,888	Cisco Systems, Inc. (a)	$2,239,015
2,359	Ituran Location and Control Ltd. (a)	93,181
4,500	Motorola Solutions, Inc. (a)	1,975,410
39,292	Nokia Oyj, ADR (a)	160,311
26,213	Telefonaktiebolaget LM Ericsson, ADR (a)	189,258
993	Ubiquiti, Inc. (a)	432,422
		5,089,597
	Diversified Telecommunication Services — 7.9%
74,578	AT&T, Inc. (a)	2,044,183
95,104	BCE, Inc. (a)	2,218,776
11,560	Cogent Communications Holdings, Inc. (a)	527,020
6,449	Iridium Communications, Inc. (a)	157,743
1,180	Shenandoah Telecommunications Co. (a)	17,322
13,399	Telefonica Brasil S.A., ADR (a)	150,337
126,497	TELUS Corp. (a)	2,036,602
47,163	Verizon Communications, Inc. (a)	2,016,690
		9,168,673
	Electronic Equipment, Instruments & Components — 5.4%
13,400	Amphenol Corp., Class A (a)	1,427,234
3,589	Avnet, Inc. (a)	190,002
1,099	Benchmark Electronics, Inc. (a)	42,311
2,993	CDW Corp. (a)	521,919
47	Climb Global Solutions, Inc. (a)	5,546
31,853	Corning, Inc. (a)	2,014,384
287	PC Connection, Inc. (a)	17,676
1,913	TD SYNNEX Corp. (a)	276,218
7,932	TE Connectivity PLC (a)	1,632,009
5,779	Vishay Intertechnology, Inc. (a)	94,718
		6,222,017
	Interactive Media & Services — 0.2%
5,125	Match Group, Inc. (a)	175,634
	IT Services — 8.4%
3,920	Amdocs Ltd. (a)	334,611
12,127	Cognizant Technology Solutions Corp., Class A (a)	870,233
836	Hackett Group (The), Inc. (a)	19,554
24,154	Infosys Ltd., ADR (a)	403,855
32,012	International Business Machines Corp. (a)	8,103,838
11,479	Wipro Ltd., ADR (a)	31,223
		9,763,314
	Media — 1.7%
59,973	Comcast Corp., Class A (a)	1,992,903
	Professional Services — 1.1%
2,445	Concentrix Corp. (a)	127,067
881	CSG Systems International, Inc. (a)	55,027
2,517	KBR, Inc. (a)	117,645
2,227	Leidos Holdings, Inc. (a)	355,541
534	Paycom Software, Inc. (a)	123,642

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
994	Science Applications International Corp. (a)	$110,811
4,976	SS&C Technologies Holdings, Inc. (a)	425,348
		1,315,081
	Semiconductors & Semiconductor Equipment — 38.4%
7,290	Amkor Technology, Inc. (a)	164,462
14,321	Analog Devices, Inc. (a)	3,216,926
13,489	Applied Materials, Inc. (a)	2,428,829
1,357	ASML Holding N.V. (a)	942,721
34,259	Broadcom, Inc. (a)	10,061,868
1,813	KLA Corp. (a)	1,593,681
2,189	Kulicke & Soffa Industries, Inc. (a)	71,712
23,204	Lam Research Corp. (a)	2,200,667
27,791	Microchip Technology, Inc. (a)	1,878,394
8,962	Micron Technology, Inc. (a)	978,113
632	Monolithic Power Systems, Inc. (a)	449,504
8,828	NXP Semiconductors N.V. (a)	1,887,162
1,529	Power Integrations, Inc. (a)	74,187
28,557	QUALCOMM, Inc. (a)	4,191,025
1,825	Silicon Motion Technology Corp., ADR (a)	139,686
9,955	Skyworks Solutions, Inc. (a)	682,316
2,646	STMicroelectronics N.V. (a)	67,288
21,450	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	5,182,749
45,354	Texas Instruments, Inc. (a)	8,211,795
900	Universal Display Corp. (a)	129,960
		44,553,045
	Software — 22.0%
1,650	A10 Networks, Inc. (a)	30,393
2,783	Adeia, Inc. (a)	36,040
2,517	Bentley Systems, Inc., Class B (a)	145,936
2,763	Clear Secure, Inc., Class A (a)	81,260
1,716	Dolby Laboratories, Inc., Class A (a)	129,283
17,930	Gen Digital, Inc. (a)	528,756
613	InterDigital, Inc. (a)	158,276
2,451	Intuit, Inc. (a)	1,924,354
990	Karooooo Ltd. (a)	45,263
18,014	Microsoft Corp. (a)	9,610,469
474	OneSpan, Inc. (a)	6,991
15,639	Open Text Corp. (a)	460,256
2,614	Opera Ltd., ADR (a)	43,314
45,137	Oracle Corp. (a)	11,454,416
978	Roper Technologies, Inc. (a)	538,291
811	SAP SE, ADR (a)	232,514
1,892	Sapiens International Corp. N.V. (a)	51,860
		25,477,672
	Technology Hardware, Storage & Peripherals — 6.0%
9,479	Dell Technologies, Inc., Class C (a)	1,257,769
65,091	Hewlett Packard Enterprise Co. (a)	1,346,733
70,191	HP, Inc. (a)	1,740,737
4,036	Logitech International S.A. (a)	374,864

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
7,026	NetApp, Inc. (a)	$731,617
8,415	Seagate Technology Holdings PLC (a)	1,321,239
37,064	Xerox Holdings Corp. (a)	150,109
		6,923,068
	Wireless Telecommunication Services — 4.3%
21,715	Millicom International Cellular S.A. (a)	871,857
61,613	Rogers Communications, Inc., Class B (a)	2,057,874
8,560	T-Mobile US, Inc. (a)	2,040,790
		4,970,521
	Total Common Stocks	115,651,525
	(Cost $104,752,031)
MONEY MARKET FUNDS — 0.1%
124,556	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (b)	124,556
	(Cost $124,556)
	Total Investments — 99.9%	115,776,081
	(Cost $104,876,587)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(32)	S&P 500® Mini Index	$(2,028,608)	$6,390.00	08/01/25	(16,640)
	(Premiums received $139,501)
	Net Other Assets and Liabilities — 0.1%				110,693
	Net Assets — 100.0%				$115,870,134

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2025, the value of these securities amounts to $4,610,053.
(b)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$115,651,525	$115,651,525	$—	$—
Money Market Funds	124,556	124,556	—	—
Total Investments	$115,776,081	$115,776,081	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,640)	$(16,640)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 12.1%
3,705	Amazon.com, Inc. (a) (b)	$867,378
1,531	eBay, Inc. (b)	140,469
		1,007,847
	Commercial Services & Supplies — 1.6%
2,919	Copart, Inc. (a)	132,318
	Communications Equipment — 11.3%
3,419	Arista Networks, Inc. (a) (b)	421,289
472	Ciena Corp. (a) (b)	43,821
6,153	Cisco Systems, Inc. (b)	418,896
191	F5, Inc. (a)	59,863
		943,869
	Diversified Consumer Services — 0.5%
130	Duolingo, Inc. (a)	45,052
	Entertainment — 12.1%
648	Netflix, Inc. (a) (b)	751,291
1,841	ROBLOX Corp., Class A (a) (b)	253,672
		1,004,963
	Financial Services — 2.7%
3,229	PayPal Holdings, Inc. (a) (b)	222,026
	Health Care Technology — 1.7%
498	Veeva Systems, Inc., Class A (a) (b)	141,532
	Hotels, Restaurants & Leisure — 13.0%
1,433	Airbnb, Inc., Class A (a) (b)	189,743
65	Booking Holdings, Inc.	357,764
1,138	DoorDash, Inc., Class A (a) (b)	284,784
1,648	DraftKings, Inc., Class A (a) (b)	74,226
587	Flutter Entertainment PLC (a)	177,427
		1,083,944
	Interactive Media & Services — 20.8%
2,456	Alphabet, Inc., Class A (b)	471,306
1,981	Alphabet, Inc., Class C (b)	382,056
1,138	Meta Platforms, Inc., Class A (b)	880,175
		1,733,537
	IT Services — 8.5%
485	Akamai Technologies, Inc. (a) (b)	37,010
1,031	Cloudflare, Inc., Class A (a) (b)	214,118
473	GoDaddy, Inc., Class A (a) (b)	76,427
555	Okta, Inc. (a) (b)	54,279
1,108	Snowflake, Inc. (a) (b)	247,638
279	VeriSign, Inc.	75,015
		704,487
	Professional Services — 0.5%
162	Paycom Software, Inc.	37,509
	Software — 13.2%
549	Atlassian Corp., Class A (a) (b)	105,287
481	Box, Inc., Class A (a) (b)	15,440
951	Confluent, Inc., Class A (a) (b)	16,856

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,061	Datadog, Inc., Class A (a) (b)	$148,519
672	Docusign, Inc. (a) (b)	50,830
652	Dropbox, Inc., Class A (a) (b)	17,715
175	HubSpot, Inc. (a)	90,939
1,169	MARA Holdings, Inc. (a) (b)	18,798
823	Nutanix, Inc., Class A (a) (b)	61,865
1,337	Salesforce, Inc. (b)	345,387
719	Workday, Inc., Class A (a) (b)	164,924
872	Zoom Communications, Inc. (a) (b)	64,572
		1,101,132
	Specialty Retail — 1.9%
412	Carvana Co. (a) (b)	160,750
	Total Common Stocks	8,318,966
	(Cost $7,004,480)
MONEY MARKET FUNDS — 0.1%
6,494	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (c)	6,494
	(Cost $6,494)
	Total Investments — 100.0%	8,325,460
	(Cost $7,010,974)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(71)	Nasdaq-100 Micro Index	$(1,648,478)	$233.00	08/01/25	(9,585)
	(Premiums received $11,960)
	Net Other Assets and Liabilities — 0.1%				7,968
	Net Assets — 100.0%				$8,323,843

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for the options written. At July 31, 2025, the value of these securities amounts to $1,096,868.
(c)	Rate shown reflects yield as of July 31, 2025.

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,318,966	$8,318,966	$—	$—
Money Market Funds	6,494	6,494	—	—
Total Investments	$8,325,460	$8,325,460	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,585)	$(9,585)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.